Earnings per share - summary of reconciliation of earnings used to calculate earnings per share (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Earnings attributable to owners of the parent	£ 4,512	£ 4,492
Coupon on perpetual hybrid bonds	(29)	(28)
Tax on coupon on perpetual hybrid bonds	7	7
Earnings	£ 4,490	£ 4,471